Share-based awards - Summary of Movement in Non-Vested Share Options (Details) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Options Outstanding Number of Shares
Non-vested outstanding at beginning of period (in shares)	358,030
Granted (in shares)	100,207
Vested (in shares)	(100,924)
Forfeited (in shares)	0
Non-vested outstanding at end of period (in shares)	357,313
Weighted Average Exercise Price
Non-vested outstanding at beginning of period (USD per share)	$ 103.68
Granted (USD per share)	159.33
Vested (USD per share)	94.22
Forfeited (USD per share)	0
Non-vested outstanding at end of period (USD per share)	121.96
Weighted Average Grant Date Fair Value
Non-vested outstanding at beginning of period (USD per share)	31.28
Granted (USD per share)	42.11	$ 43.59
Vested (USD per share)	28.20
Forfeited (USD per share)	0
Non-vested outstanding at end of period (USD per share)	$ 35.19